INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Private Warrants (Details)	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
Private Warrants
Private warrants	$ 1,302,524	$ 2,861,511
Private warrants
Private Warrants
Financial liabilities, at fair value	1,300,000	2,800,000
Gain recognized from change in fair value	$ 1,600,000	$ 600,000
Private warrants | Share price
Private Warrants
Assumption used in estimating fair value | $ / shares	5.05	5.30
Private warrants | Risk-free rate
Private Warrants
Assumption used in estimating fair value	1.693	1.7631